SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

Third Closing of OID Private Placement

On July 10, 2023, the Company conducted the third closing (“OID Units Third Closing”) of the OID Unit Private Placement of up to $10,000,000 for an aggregate of up to 100,000,000 OID Units under a Unit Purchase Agreement between Hexin and the Company (see Note 7).

In connection with the OID Units Third Closing, on July 10, 2023, Hexin paid a subscription amount of $1,000,000, and the Company issued 11,764,710 OID Units consisting of (i) an OID Convertible Note in the principal amount of $1,176,471, convertible into 11,764,710 shares of common stock plus additional shares based on accrued interest at $0.10 per share, subject to adjustment, (ii) a Class E Warrant for the purchase of 14,705,880 shares of common stock at $0.10 per share, subject to adjustment, and (iii) a Class F Warrant for the purchase of 14,705,880 shares of common stock at $0.20 per share, subject to adjustment. In connection with the OID Units Third Closing, the Company received net proceeds of $730,000.

The OID Convertible Note issued in the OID Units Third Closing will mature nine months after issuance and accrue 10% of interest per annum on the outstanding principal amount (see Note 7).

Special Stockholder Meeting, Change in Capitalization

On August 9, 2023 the Company held a special meeting of stockholders where an amendment to the Company’s articles of incorporation to increase the total number of shares of authorized common stock from 300,000,000 to 2,000,000,000 (the “Capital Event Amendment”) was proposed, voted on and approved.

Reinstatement of Compensation to Univest Securities, LLC and Mr. Richmond

On February 14, 2022, the Company filed a registration statement on Form S-1, which was subsequently amended on certain dates (the “Withdrawn Registration Statement”), relating to the Company’s proposed underwritten public offering (the “Offering”). Univest was named as the representative of the underwriters of the offering. The staff (“FINRA Staff”) of the Corporate Financing Department of the Financial Industry Regulatory Authority, Inc. (“FINRA”) determined that the sales of Units, securities, as well as a grant of a stock option to Mr. Richmond constituted underwriting compensation in connection with the Company’s proposed public offering pursuant to FINRA Rule 5110, based on the FINRA Staff’s interpretation of such rule. Consequently, each of Univest and Mr. Richmond, pursuant to a letter agreement entered into with the Company, dated October 28, 2022, addressed and submitted to the FINRA Staff (the “October 2022 Letter Agreement”), agreed to forego their applicable rights to these securities. Pursuant to the October 2022 Letter Agreement, the parties thereto agreed that the cancellation or disposal of the aforementioned securities shall be without recourse by either Univest or Mr. Richmond. Accordingly, all issued Units and shares were subsequently cancelled, and the Company and Mr. Richmond agreed to the transfer of his stock option to a Company designee who is unaffiliated with Mr. Richmond.

On June 22, 2023, Univest and Mr. Richmond requested that the Company either reissue the cancelled securities or issue them new securities with equivalent terms and conditions, in light of the fact that the Company was not proceeding with the offering.

Pursuant to these requests, on July 25, 2023, the Company approved the grant of replacement securities to Univest and Mr. Richmond: (i) Convertible Notes, convertible into shares of common stock at $0.10 per share, such that the adjusted principal is $137,984 and $206,975, respectively, maturing on July 25, 2025, such that up to 1,683,131 and 2,524,697 shares of common stock are issuable upon conversion thereof if held to maturity; (ii) Class C Warrants with the exercise price of $0.10 per share, exercisable into up to 3,548,148 and 5,322,223 shares of common stock, respectively; (iii) placement agent warrants with the exercise price per share of $0.10, exercisable into up to 4,048,782 and 6,073,182 shares of common stock, respectively; and (iv) 300,000 shares of common stock to Mr. Richmond.

12. Subsequent Events

Pursuant to Unit Purchase Agreement (see Note 7), on January 12, 2023, the Company and Univest has signed a Letter for the investors in the Units Private Placement, dated January 12, 2023 (the “Letter Agreement”), where the parties agreed that simultaneously with any adjustment to the exercise price under the Class C Warrants as a result of any equity issuances, not including qualified financings and certain other exempt issuances, the number of shares of Common Stock that may be purchased under the Class C Warrants will be increased such that the aggregate exercise price of such shares will be the same as the same as the aggregate exercise price in effect immediately prior to the adjustment, without regard to any limitations on exercise contained in the Class C Warrants, including the beneficial ownership limitation described above. The Letter Agreement was approved by the Board on January 18, 2022.

On February 6, 2023, the Company entered into a securities purchase agreement with Walleye Opportunities Master Fund Ltd (“Investor”) pursuant to which the Company issued to the Investor an Unsecured Subordinated Convertible Promissory Note (the “Note”) in the aggregate principal amount of $1,000,000 (the “Subscription Amount”) and a Class D Common Stock Purchase Warrant (the “Warrant”) to purchase up to a number of shares of the Company’s common stock equal to the quotient of 250% of the Subscription Amount divided by the price per share at which shares are sold in the Public Offering (as defined below) (the “Warrant Shares”).

The principal amount of the Note must be repaid in full by the Company to the holder of the Note on or before the date that is 90 days following the issuance of the Note, or May 7, 2023 (the “Maturity Date”). If all obligations arising under the Note are not paid or otherwise satisfied in full on the Maturity Date, then the principal amount of the Note shall be increased from $1,000,000 to $1,250,000. The Note bears no interest. If an event constituting an event of default under the Note occurs, including non-payment, defaults of covenants, an adverse judgment for payment of $500,000 or more, defaults on certain other indebtedness, bankruptcy-type events, or failure to maintain directors and officers insurance coverage of at least $1,000,000, and such event of default is not cured with the period specified, the obligations of the Company under the Note will become subject to immediate repayment obligations. As of March 24, 2023 the Note has not been repaid by the Company.